Summary Of Significant Accounting Policies (Narrative) (Details)	12 Months Ended
Dec. 31, 2014 segment
Summary Of Significant Accounting Policies [Line Items]
Number of reportable segments	1
Flight Equipment Held For Operating Leases [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of asset, years	25 years
Percentage of estimates for residual values of original manufacture cost	15.00%